CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 4,298,124,000	$ 614,624	¥ 3,393,414,000	¥ 3,414,774,000
Total cost of revenues	(936,780,000)	(133,958)	(776,236,000)	(901,455,000)
Gross profit	3,361,344,000	480,666	2,617,178,000	2,513,319,000
Operating expenses:
Fulfilment expenses	(253,926,000)	(36,311)	(216,540,000)	(229,021,000)
Selling and marketing expenses	(2,852,288,000)	(407,872)	(2,268,793,000)	(2,230,974,000)
General and administrative expenses	(303,628,000)	(43,418)	(444,373,000)	(500,942,000)
Research and development expenses	(137,296,000)	(19,633)	(109,287,000)	(111,698,000)
Impairment of goodwill | ¥	0		(403,076,000)	(354,039,000)
Total operating expenses	(3,547,138,000)	(507,234)	(3,442,069,000)	(3,426,674,000)
Loss from operations	(185,794,000)	(26,568)	(824,891,000)	(913,355,000)
Financial income	40,721,000	5,823	86,136,000	89,020,000
Foreign currency exchange gain (loss)	13,374,000	1,912	(20,399,000)	7,218,000
Income from equity method investments, net	5,940,000	849	1,386,000	10,122,000
Impairment of investments	(13,453,000)	(1,924)	0	0
Other income	46,690,000	6,677	44,461,000	53,558,000
Loss before income tax expenses (benefits)	(92,522,000)	(13,231)	(713,307,000)	(753,437,000)
Income tax benefits	108,000	15	3,086,000	3,210,000
Net loss	(92,414,000)	(13,216)	(710,221,000)	(750,227,000)
Less: Net loss attributable to non-controlling interests and redeemable non-controlling interests	(11,546,000)	(1,651)	(2,047,000)	(5,439,000)
Accretion to redeemable non-controlling interests | ¥				2,975,000
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (80,868,000)	$ (11,565)	¥ (708,174,000)	¥ (747,763,000)
Net loss per ordinary share
Net loss per ordinary share-basic | (per share)	¥ (0.04)	$ (0.01)	¥ (0.35)	¥ (0.34)
Net loss per ordinary share-diluted | (per share)	¥ (0.04)	$ (0.01)	¥ (0.35)	¥ (0.34)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Ordinary shares—basic | shares	1,862,554,166	1,862,554,166	2,025,072,131	2,195,818,231
Ordinary shares—diluted | shares	1,862,554,166	1,862,554,166	2,025,072,131	2,195,818,231